Leases (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Integer AIRCRAFT engine	Dec. 31, 2023 USD ($) Integer AIRCRAFT engine	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Number of aircraft leased	141	129
Number of spare engines leased | engine	18	20
Number of aircraft added to fleet | Integer	14	13
Number of spare engines with lease term extended	6 years
Maximum lease extended term	1 year 6 months	3 years 6 months
Amount of increase in Right-of-Use assets from lease extensions and new incorporations | $	$ 570,185	$ 478,303
Number of aircraft with lease term extended | Integer	10	9
Cash outflow for leases | $	$ 583,395	$ 529,074	$ 449,004
Expense relating to short-term leases and low-value assets | $	4,865	7,925	6,680
Supplemental rent | $	86,282	80,894	58,658
Redelivery expense | $	135,155	103,845	$ 124,532
Increase in the right-of-use assets from exercise of extension options | $	$ 86,678	$ 73,586
Operating Leases Established From Airbus Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased	14	13
Maximum lease extended term		4 years
Operating Leases Established From Airbus Purchase Agreements [Member] | A 320neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet	2	1
Operating Leases Established From Airbus Purchase Agreements [Member] | A 321neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet	8	2
Operating Leases Established From Airbus Purchase Agreements [Member] | A 320ceo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet	4
Operating Leases Established From Airbus Purchase Agreements [Member] | A 320 Ceo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft with lease term extended		8
Operating Leases Established From Airbus Purchase Agreements [Member] | A 321ceo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft with lease term extended		1
Operating Leases Established From Lessor S Aircraft Order Book [Member] | A 320neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet		2
Operating Leases Established From Lessor S Aircraft Order Book [Member] | A 321neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet		8